Accumulated Other Comprehensive Loss (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Foreign currency translation	$ (209.2)	$ (26.4)
Translation gain (loss) on net investment hedge, net of income taxes of $2.8 and $(16.4), respectively	10.0	(24.5)
Translation gain (loss) on net investment hedge, taxes	2.8	(16.4)
Translation loss on long-term intercompany loans	(75.5)	(73.4)
Unrealized gain on investments, net of income taxes of $3.8 and $3.7, respectively	17.0	16.7
Unrealized gain on investments, taxes	3.8	3.7
Defined Benefit Plan Disclosure [Line Items]
Accumulated other comprehensive loss	(286.0)	(155.2)
Defined benefit pension plans, net of income taxes of $(22.3) and $(30.1), respectively
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plans	(32.6)	(52.1)
Defined benefit plans, taxes	(22.3)	(30.1)
Retiree health care plan, net of income taxes of $2.4 in both 2015 and 2014
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plans	4.3	4.5
Defined benefit plans, taxes	$ 2.4	$ 2.4